SHAREHOLDERS' EQUITY - Shares issued for service (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 28, 2020 USD ($) shares	Jul. 28, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
Class of Stock [Line Items]
Fair value of the PR service			$ 415	¥ 2,706
Class A ordinary shares
Class of Stock [Line Items]
Shares required to be issued for service	70,000	70,000
Number of shares issued for service			35,000	35,000
Fair value of the PR service	$ 415	¥ 2,706